APPENDIX I

                                         --------------------------------------
                                                      OMB APPROVAL
                                         --------------------------------------
                                          OMB Number:                3235-0456
                                          Expires:               June 30, 2009
                                          Estimated average burden
                                          hours per response. . . . . . . . .2
                                         --------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------

1.     Name and address of issuer:

                 TAMARACK FUNDS TRUST
                 3435 STELZER ROAD
                 COLUMBUS, OHIO 43219

--------------------------------------------------------------------------------

2. The name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                      [X]

--------------------------------------------------------------------------------

3.     Investment Company Act File Number:      811-21475

       Securities Act File Number:              333-111986

--------------------------------------------------------------------------------

4(a). Last day of the fiscal year for which this notice is filed:

                               SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

4(b). [_] Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the form is being filed late, Interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [_] Check box if this is the last time the issuer will be filing this form.

--------------------------------------------------------------------------------

5.     Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                $ 11,738,503,402
                                                               ----------------

         (ii)    Aggregate price of
                 securities redeemed or
                 repurchased during the
                 fiscal year:               - $ 9,727,981,491
                                              ---------------

         (iii)   Aggregate price of
                 securities redeemed or
                 repurchased during any
                 prior fiscal year ending
                 no earlier than October 11,
                 1995 that were not
                 previously used to reduce
                 registration fees payable
                 to the Commission.         - $ 7,727,130,867
                                              ---------------

         (iv)    Total available redemption
                 credits [Add items 5(ii)
                 and 5(iii)]:                                - $ 17,455,112,358
                                                               ----------------

         (v)     Net Sales - If item 5(i) is
                 greater than item 5(iv)
                 [subtract Item 5(iv) from
                 Item 5(i)]                                    $              0
                                                               ----------------

       ------------------------------------------------------
         (vi)    Redemption credits available
                 for use in future years - if
                 Item 5(i) is less than
                 Item 5 (iv) [subtract
                 Item 5(iv) from Item 5(i)]:  $ 5,716,608,956
                                              ---------------
       ------------------------------------------------------

         (vii)   Multiplier for determining registration
                 fee (See Instruction C.9):                           0.0000301
                                                               ----------------

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii):                             = $              0
                 (enter "0" if no fee is due):                 ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.     Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

--------------------------------------------------------------------------------

7. Interest due. -- if this Form is being filed more than 90 days after the end of the issuers fiscal year

                                                               $              0
                                                               ----------------

--------------------------------------------------------------------------------

8. Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].

                                                               $              0
                                                               ----------------

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       ------------------------------------

       Method of Delivery:

              [_] Wire Transfer
              [X] Mail or other means


--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David P. Lux
                          ------------------------------------------------------

                          David P. Lux     Chief Financial Officer and Treasurer
                          ------------------------------------------------------

Date   12/21/2007
    ----------------

* Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------